Income Taxes	12 Months Ended
Apr. 30, 2026
Income Tax Disclosure [Abstract]
Income Taxes

7. Income Taxes

(a) Income tax

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Hong Kong

The Company incorporated in Hong Kong is subject to profits tax in Hong Kong. According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, and the profits tax rate for remaining profits will be subjected to 16.5%. The Company has elected to use the above-mentioned two-tiered profit tax rate since inception.

The components of income/(loss) before income taxes were as follows:

	For the Years Ended April 30,
	2025	2026
Hong Kong	$501,351	$1,255,213
Non-Hong Kong	-	-
Total	$501,351	$1,255,213

Significant components of the provision for income taxes were as follows:

	For the Years Ended April 30,
	2025	2026
Current income tax expense	$60,520	$201,216
Deferred income tax benefit	(3,248)	(20,977)
Total income tax expense	$57,272	$180,239

(b) Deferred tax assets

	For the Years Ended April 30,
	2025	2026
Allowance for expected credit losses	$4,161	$4,226
Inventory write-down	43,116	63,451
Total deferred tax assets	$47,277	$67,677

(c) Uncertain tax position

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and it measures the unrecognized benefits associated with the tax positions. As of April 30, 2025 and 2026, the Company did not have any unrecognized uncertain tax positions and does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended April 30, 2025 and 2026, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.